Equity - Issued Capital (Tables)	6 Months Ended
Jun. 30, 2023
Equity Issued Capital [abstract]
Schedule of Equity Issued Capital
Consolidated
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023
	Shares	Shares	AUD$	AUD$	$
	Unaudited	Audited	Unaudited	Audited	Unaudited
Ordinary shares - fully paid	1,326,676,693	1,331,279,665	41,651,795	41,636,762	27,602,250

Schedule of Movements in Spare Share Capital	Movements in spare share capital
Details	Date	Shares	Issue price	AUD$	$
Balance	January 1, 2023	1,331,279,665		41,636,762	27,592,288
Expiry of options		-		45,735	30,308
Cancelation of shares through small parcel buy back	April 27, 2023	(4,602,972)	$0.00	(30,702)	(20,346)
Balance	June 30, 2023	1,326,676,693		41,651,795	27,602,250